Related Parties - Significant Investments in Subsidiaries Associates and Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of subsidiaries [line items]
Assets	€ 884,603	[1]	€ 843,878	[1],[2]	€ 842,216
Liabilities	834,751		794,734	[1]
Subsidiaries [member] | ING Bank N.V. [member]
Disclosure of subsidiaries [line items]
Assets	34,902		21,277	[3]
Liabilities	140		377	[3]
Income received	629		472	[3]
Expenses paid	26		26	[3]
Joint ventures [member] | ING Bank N.V. [member]
Disclosure of subsidiaries [line items]
Assets			9
Liabilities	€ 1		5
Off-balance sheet commitments			€ 1

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[3]	Amounts have been restated to conform to the current year presentation.